Income Taxes (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Income Taxes Continuing Operations [Abstract]
Provision for Income Taxes

The provision for income taxes is:

For the years ended December 31,	2018	2017	2016
Current Tax
Canada	(128)	(217)	(260)
United States	2	(38)	1
Current Tax Expense (Recovery)	(126)	(255)	(259)
Deferred Tax Expense (Recovery)	(884)	203	(84)
Tax Expense (Recovery) From Continuing Operations	(1,010)	(52)	(343)

Reconciliation of Income Taxes Calculated at Statutory Rate

The following table reconciles income taxes calculated at the Canadian statutory rate with recorded income taxes:

For the years ended December 31,	2018	2017	2016
Earnings (Loss) From Continuing Operations Before Income Tax	(3,926)	2,216	(802)
Canadian Statutory Rate	27.0%	27.0%	27.0%
Expected Income Tax Expense (Recovery) From Continuing Operations	(1,060)	598	(217)
Effect of Taxes Resulting From:
Foreign Tax Rate Differential	(57)	(17)	(46)
Non-Taxable Capital (Gains) Losses	82	(129)	(26)
Non-Recognition of Capital (Gains) Losses	99	(99)	(26)
Adjustments Arising From Prior Year Tax Filings	3	(41)	(46)
Recognition of Previously Unrecognized Capital Losses	-	(68)	-
Recognition of U.S. Tax Basis	(78)	-	-
Change in Statutory Rate	-	(275)	-
Non-Deductible Expenses	2	(5)	5
Other	(1)	(16)	13
Total Tax Expense (Recovery) From Continuing Operations	(1,010)	(52)	(343)
Effective Tax Rate	25.7%	(2.3)%	42.8%

Deferred Income Tax Liabilities and Deferred Income Tax Assets

The analysis of deferred income tax liabilities and deferred income tax assets is as follows:

For the years ended December 31,	2018	2017
Deferred Income Tax Liabilities
Deferred Income Tax Liabilities to be Settled Within 12 Months	47	186
Deferred Income Tax Liabilities to be Settled After More Than 12 Months	5,498	6,229
	5,545	6,415
Deferred Income Tax Assets
Deferred Income Tax Assets to be Recovered Within 12 Months	(57)	(374)
Deferred Income Tax Assets to be Recovered After More Than 12 Months	(627)	(428)
	(684)	(802)
Net Deferred Income Tax Liability	4,861	5,613

Schedule of Movement in Deferred Income Tax Liabilities and Assets

The movement in deferred income tax liabilities and assets, without taking into consideration the offsetting of balances within the same tax jurisdiction, is:

Deferred Income Tax Liabilities	PP&E	Timing of Partnership Items	Risk Management	Other	Total
As at December 31, 2016	3,146	-	6	1	3,153
Charged (Credited) to Earnings	625	164	11	1	801
Charged (Credited) to Purchase Price Allocation	2,506	-	-	-	2,506
Charged (Credited) to OCI	(45)	-	-	-	(45)
As at December 31, 2017	6,232	164	17	2	6,415
Charged (Credited) to Earnings	(836)	(164)	27	49	(924)
Charged (Credited) to OCI	54	-	-	-	54
As at December 31, 2018	5,450	-	44	51	5,545

Deferred Income Tax Assets	Unused Tax Losses	Timing of Partnership Items	Risk Management	Other	Total
As at December 31, 2016	(270)	-	(85)	(213)	(568)
Charged (Credited) to Earnings	67	-	(198)	(87)	(218)
Charged (Credited) to Share Capital	-	-	-	(28)	(28)
Charged (Credited) to OCI	12	-	-	-	12
As at December 31, 2017	(191)	-	(283)	(328)	(802)
Charged (Credited) to Earnings	(159)	-	282	8	131
Charged (Credited) to OCI	(7)	-	-	(6)	(13)
As at December 31, 2018	(357)	-	(1)	(326)	(684)

Net Deferred Income Tax Liabilities	Total
Net Deferred Income Tax Liabilities as at December 31, 2016	2,585
Charged (Credited) to Earnings	583
Charged (Credited) to Purchase Price Allocation	2,506
Charged (Credited) to Share Capital	(28)
Charged (Credited) to OCI	(33)
Net Deferred Income Tax Liabilities as at December 31, 2017	5,613
Charged (Credited) to Earnings	(793)
Charged (Credited) to OCI	41
Net Deferred Income Tax Liabilities as at December 31, 2018	4,861

Schedule of Amounts of Tax Pools Available, Including Tax Losses	The approximate amounts of tax pools available, including tax losses, are:
As at December 31,	2018	2017
Canada	7,935	8,317
United States	1,391	1,714
	9,326	10,031